Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Opening net book value	$ 345	$ 400
Additions – internal development	17	83
Amortization	(43)	(50)
Impairment	75	88
Change in foreign exchange rates	3
Sale of steelmaking coal business	(51)
Closing net book value	196	345
Trail CGU
Disclosure of detailed information about intangible assets [line items]
Impairment	38
Cost
Disclosure of detailed information about intangible assets [line items]
Opening net book value	608	525
Closing net book value	577	608
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Opening net book value	(263)	(125)
Closing net book value	$ (381)	$ (263)